Note 9 - Stock-based Compensation - Compensation Expense Related to Restricted Stock (Details) - Restricted Stock [Member] - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Compensation expense	$ 105,000	$ 109,222	$ 118,529
Fiscal Year 2014 Grants [Member]
Compensation expense		4,222	14,779
Fiscal Year 2015 Grants [Member]
Compensation expense			25,000
Fiscal Year 2016 Grants [Member]
Compensation expense		43,750	78,750
Fiscal Year 2017 Grants [Member]
Compensation expense	43,750	61,250
Fiscal Year 2018 Grants [Member]
Compensation expense	$ 61,250